Related Party Transactions (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions

Note 4 – Related Party Transactions

Repayment and Exchanges of Advances from Shareholders

A total of $207,000 of demand notes owed to our CEO was repaid over various dates from March of 2019 through May of 2019.

On various dates between October 25, 2018 and November 23, 2018, our CEO advanced funds to the Company totaling $307,141 under short-term unsecured demand loans, bearing interest at 6% per annum. On February 13, 2019, these promissory notes were exchanged for an amended and restated promissory note in the principal amount of $307,141 that bears interest at 6% and is payable upon the earlier of (i) a public or private offering of our equity securities, resulting in gross proceeds of at least $5,000,000, or (ii) February 13, 2022.

OWP Ventures, Inc. [Member]
Related Party Transactions

Note 5 – Related Party Transactions

Advances from Shareholders

See Note 12 for disclosures on short-term related party loans.

Common Stock Sales

On March 27, 2018, the Company sold 100 shares of common stock at $0.10 per share to its Chief Executive Officer for proceeds of $10 as part of the formation of the entity.

On March 27, 2018, the Company sold 4,844,900 shares of common stock at $0.0001 per share to its Chief Executive Officer on subscriptions receivable. The proceeds of $485 were subsequently received on November 9, 2018.

On March 27, 2018, the Company sold an aggregate of 16,205,000 shares of common stock to nine of the Company’s founders at $0.0001 per share on subscriptions receivable. The total proceeds of $1,620 were subsequently received between November 5, 2018 and February 5, 2019.